Consolidated Statement of Changes in Equity (USD $) In Millions, except Share data		Total	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]		Retained earnings [Member]	Cumulative other comprehensive income [Member]	Treasury stock [Member]	Unearned Employee Stock Option Plan Shares [Member]	Noncontrolling interests [Member]
Beginning Balance at Dec. 31, 2010		$ 127,889	$ 126,408	$ 8,689	$ 8,787	$ 53,426		$ 51,918	$ 4,738	$ (487)	$ (663)	$ 1,481
Shares, Beginning Balance at Dec. 31, 2010				10,185,303	5,262,283,228
Net Income Attributable to Parent		15,869	15,869					15,869
Net Income Attributable to Noncontrolling interests		342										342
Net income		16,211
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(1,531)	(1,531)						(1,531)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest		(12)										(12)
Other comprehensive income (loss), Net of tax		(1,543)
Noncontrolling interests, adjustments to Additional Paid in Capital			(37)			(37)
Noncontrolling interests												(365)
Total change in noncontrolling interests		(402)
Common stock, issued		1,296	1,296		88	1,208
Common stock, shares issued					52,906,564
Common stock repurchased		(2,416)	(2,416)			(150)	[1]			(2,266)
Common stock repurchased, shares	[1]				(85,779,031)
Preferred stock issued to ESOP		0	0	1,200		102					(1,302)
Preferred stock issued to ESOP, shares				1,200,000
Preferred stock released by ESOP		959	959			(80)					1,039
Preferred stock converted to common shares		0	0	(959)	56	903
Preferred stock converted to common shares, shares				(959,623)	33,200,875
Common stock warrants repurchased		(2)	(2)			(2)
Preferred stock, issued		2,501	2,501	2,501
Preferred stock, shares issued				25,010
Common stock dividends		(2,537)	(2,537)					(2,558)
Common stock dividends, adjustment to Additional Paid in Capital						21
Preferred stock dividends		(844)	844					(844)
Tax benefit from stock incentive compensation		78	78			78
Stock incentive compensation expense		529	529			529
Net change in deferred compensation and related plans		(32)	(32)			(41)				9
Net change		13,798	13,833	2,742	144	2,531		12,467	(1,531)	(2,257)	(263)	(35)
Net change, shares				265,387	328,408
Ending Balance at Dec. 31, 2011		141,687	140,241	11,431	8,931	55,957		64,385	3,207	(2,744)	(926)	1,446
Shares, Ending Balance at Dec. 31, 2011				10,450,690	5,262,611,636
Cumulative effect of fair value election for certain residential mortgage servicing rights		2	2					2
Stockholders Equity Including Portion Attributable To Noncontrolling Interest Adjusted Balance 1		141,689	140,243					64,387
Net Income Attributable to Parent		18,897	18,897					18,897
Net Income Attributable to Noncontrolling interests		471										471
Net income		19,368
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		2,443	2,443						2,443
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest		4										4
Other comprehensive income (loss), Net of tax		2,447
Noncontrolling interests, adjustments to Additional Paid in Capital			(16)			(16)
Noncontrolling interests												(564)
Total change in noncontrolling interests		(580)
Common stock, issued		2,488	2,488		162	2,326
Common stock, shares issued					97,267,538
Common stock repurchased		(3,918)	(3,918)			(50)	[1]			(3,868)
Common stock repurchased, shares	[1]				(119,586,873)
Preferred stock issued to ESOP		0	0	940		88					(1,028)
Preferred stock issued to ESOP, shares				940,000
Preferred stock released by ESOP		888	888			(80)					968
Preferred stock converted to common shares		0	0	(888)	43	845
Preferred stock converted to common shares, shares				(887,825)	26,021,875
Common stock warrants repurchased		(1)	(1)			(1)
Preferred stock, issued		1,377	1,377	1,400		(23)
Preferred stock, shares issued				56,000
Common stock dividends		(4,658)	(4,658)					(4,713)
Common stock dividends, adjustment to Additional Paid in Capital						55
Preferred stock dividends		(892)	(892)					(892)
Tax benefit from stock incentive compensation		230	230			230
Stock incentive compensation expense		560	560			560
Net change in deferred compensation and related plans		(87)	(87)			(89)				2
Net change		17,222	17,311	1,452	205	3,845		13,292	2,443	(3,866)	(60)	(89)
Net change, shares				108,175	3,702,540
Ending Balance at Dec. 31, 2012		158,911	157,554	12,883	9,136	59,802		77,679	5,650	(6,610)	(986)	1,357
Shares, Ending Balance at Dec. 31, 2012				10,558,865	5,266,314,176
Net Income Attributable to Parent		21,878	21,878					21,878
Net Income Attributable to Noncontrolling interests		346										346
Net income		22,224
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(4,264)	(4,264)						(4,264)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest		267										267
Other comprehensive income (loss), Net of tax		(3,997)
Noncontrolling interests, adjustments to Additional Paid in Capital			28			28
Noncontrolling interests												(1,104)
Total change in noncontrolling interests		(1,076)
Common stock, issued		2,733	2,733			(2)		(10)		2,745
Common stock, shares issued					89,392,517
Common stock repurchased		(5,356)	(5,356)			(300)	[2]			(5,056)
Common stock repurchased, shares	[2]				(124,179,383)
Preferred stock issued to ESOP		0	0	1,200		108					(1,308)
Preferred stock issued to ESOP, shares				1,200,000
Preferred stock released by ESOP		1,006	1,006			(88)					1,094
Preferred stock converted to common shares		0	0	(1,006)		191				815
Preferred stock converted to common shares, shares				(1,005,270)	25,635,395
Common stock warrants repurchased		0	0
Preferred stock, issued		3,145	3,145	3,190		(45)
Preferred stock, shares issued				127,600
Common stock dividends		(6,086)	(6,086)					(6,169)
Common stock dividends, adjustment to Additional Paid in Capital						83
Preferred stock dividends		(1,017)	(1,017)					(1,017)
Tax benefit from stock incentive compensation		269	269			269
Stock incentive compensation expense		725	725			725
Net change in deferred compensation and related plans		(473)	(473)			(475)				2
Net change		12,097	12,588	3,384	0	494		14,682	(4,264)	(1,494)	(214)	(491)
Net change, shares				322,330	(9,151,471)
Ending Balance at Dec. 31, 2013		$ 171,008	$ 170,142	$ 16,267	$ 9,136	$ 60,296		$ 92,361	$ 1,386	$ (8,104)	$ (1,200)	$ 866
Shares, Ending Balance at Dec. 31, 2013				10,881,195	5,257,162,705

[1]	For the year ended December 31, 2012, includes $200 million related to a private forward repurchase transaction entered into in fourth quarter 2012 that settled in first quarter 2013 for 6 million shares of common stock. For the year ended December 31, 2011, includes $150 million related to a private forward repurchase transaction entered into in fourth quarter 2011 that settled in first quarter 2012 for 6 million shares of common stock.
[2]	For the year ended December 31, 2013, includes $500 million related to a private forward repurchase transaction entered into in fourth quarter 2013 that is expected to settle in first quarter 2014 for an estimated 11 million shares of common stock. See Note 1 for additional information.